As filed with the Securities and Exchange Commission on April 30, 2003
                                                                File No. 2-70207
                                                               ICA No. 811-03115
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
               Pre-Effective Amendment No. _____                            [ ]
               Post-Effective Amendment No. 26                              [X]
                                       and
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
               Amendment No. 28                                             [X]

                                   GINTEL FUND
           (Exact name of Registrant as Specified in Trust Instrument)

                             6 Greenwich Office Park
                          Greenwich, Connecticut 06831
                     (Address of Principal Executive Office)

                                 (203) 622-6400
                        (Area Code and Telephone Number)

                              Stephen G. Stavrides
                             Chief Executive Officer
                                   Gintel Fund
                             6 Greenwich Office Park
                          Greenwich, Connecticut 06831

                                   Copies to:

                          Susan J. Penry-Williams, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                            New York, New York 10022

     Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|X|  Immediately upon filing pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(1)
|_|  75 days after filing pursuant to paragraph (a)(2)
|_|  on (date) pursuant to paragraph (b)
|_|  on (date) pursuant to paragraph (a)(1)
|_| on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.





                                   GINTEL FUND







                                   PROSPECTUS


                                 April 30, 2003







The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                                TABLE OF CONTENTS

                                                                           Page
Risk/Return Summary: Investments, Risks and Performance....................... 3
         Investment Objective................................................. 3
         Principal Investment Strategies...................................... 3
         Principal Risks of Investing......................................... 3
         Bar Chart............................................................ 4
         Performance Table.................................................... 4
Fee Table..................................................................... 5
Principal Investment Strategies and Related Risks............................. 7
         Principal Strategies................................................. 7
         Principal Risks of Investing in the Fund ............................ 7
Management's Discussion of Fund Performance....................................8
Management of the Fund........................................................ 9
         Investment Adviser................................................... 9
         Portfolio Managers................................................... 9
         SEC Order............................................................ 9
         Administrative Services Agreement....................................10
         Custodian............................................................10
         Transfer Agent & Sub-Administrator...................................11
         Distributor..........................................................11
Shareholder Information.......................................................11
         Pricing of Fund Shares...............................................11
         Purchase of Fund Shares..............................................11
         Redemption of Fund Shares............................................14
         Dividends and Distributions..........................................16
         Tax Matters..........................................................16
Financial Highlights..........................................................17




             RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

Investment Objective

The Fund's investment objective is capital appreciation.

Principal Investment Strategies

The Fund seeks capital appreciation by focusing on a limited number of securities rather than broadly diversifying its portfolio. The Fund will invest primarily in the equity securities of U.S. companies whose shares are listed or traded on major U.S. stock exchanges or in the over-the -counter market.

The Fund seeks to maximize capital appreciation by using a bottom-up approach to select internally researched growth and value securities with long-term investment opportunities through careful research and then allocating a meaningful portion of portfolio assets to these selections.

Principal Risks of Investing

The Fund is subject to the risks related to investing in equity securities. The value of the Fund's portfolio will change with the movement of the market as well as activities of the individual companies in the Fund's portfolio. Therefore, you may lose money by investing in this Fund if any of these occur:

o    the stock market goes down; or
o a stock or stocks in the Fund's portfolio do not perform as well as expected.

In addition, the Fund is "non-diversified," which means that the Fund could have a portfolio which at times may focus on a limited number of issuers. To the extent that the Fund invests in a small number of issuers, an investment in the Fund may involve a greater risk of losing money than an investment in a diversified fund.



Bar Chart

The bar chart below shows the risks of investing in the Fund by showing changes in the Fund's performance from year to year beginning January 1, 1993, through December 31, 2002. Past performance is not an indication of future performance.


[CHART]
1993:    2.04%
1994:  -16.46%
1995:   30.97%
1996:   31.04%
1997:   29.22%
1998:  -10.95%
1999:   81.52%
2000:  -34.35%
2001:  -17.45%
2002:  -23.93%


The Fund's highest quarterly return was 54.66% (for the quarter ended 12/31/99). The lowest quarterly return was -33.44% (for the quarter ended 9/30/98).


Performance Table

The following table shows the Fund's average annual returns for 1, 5 and 10 years compared with those of the Russell 2000 Index and the S&P 500 Index, respectively. Past performance (before and after taxes) is not an indication of future performance.

The Fund's after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases the figure representing "Return After Taxes on Distributions and Sales of Fund Shares" may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on your individual tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA"), this information does not apply to your investment.


---------------------------------------------- -------- -------- ----------
Average Annual Total Returns for Period Ending      One     Five      Ten
December 31, 2002                                  Year    Years     Years
---------------------------------------------- -------- -------- ----------
Gintel Fund*
---------------------------------------------- -------- -------- ----------
     Return before taxes                       - 23.93% - 7.80%   2.34%
---------------------------------------------- -------- -------- ----------
     Return after taxes on distributions       - 23.93% - 9.55%   0.34%
---------------------------------------------- -------- -------- ----------
     Return after taxes on distributions and   - 14.69% - 4.90%   2.24%
     sales of fund shares
---------------------------------------------- -------- -------- ----------
Russell 2000 Index**                           - 20.48% - 1.36%   7.15%
---------------------------------------------- -------- -------- ----------
S&P 500 Index***                               - 22.15% - 0.62%   9.32%
---------------------------------------------- -------- -------- ----------

* Results are net of expenses, with dividends and capital gains reinvested. ** The Russell 2000 Index excludes the 1,000 largest companies included in the
     Russell 3000. The average capitalization of companies included in the Russell 2000 is $490 million as of June 30, 2002. The Russell 3000 is a weighted index of the 3,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index reflects no deduction for fees, expenses, or taxes.
*** The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The S&P 500 Index reflects no deduction for fees, expenses, or taxes.



                                    FEE TABLE

The table below describes the fees and expenses that you might pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)

         Maximum Sales Charge Imposed on Purchases                        None
         Maximum Deferred Sales Charge                                    None
         Maximum Sales Charge Imposed on Reinvested Dividends             None
         Redemption Fee on Shares Held 60 days or less
             (as a percentage of amount redeemed)*                        2.00%
         Exchange Fee                                                     None
         Maximum Account Fee                                              None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from the Fund's assets, as a percentage of net assets)

         Management Fees                                                  1.00%
         12b-1 Fees                                                       0.00%
         Other Expenses**                                                 0.90%
                                                                          ----
         Total Annual Expenses                                            1.90%
----------------
* The redemption fee is paid to the Fund to reimburse it for expenses and costs associated with redemptions.

** The Fund does not pay brokerage commissions directly for buying and selling securities; therefore, imputed brokerage commissions, which are paid by Gintel & Co., LLC under the Fund's Administrative Services Agreement, are excluded.

Example of Expenses

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that (i) you redeem all of your shares at the end of each period; (ii) your investment has a 5% return each year; (iii) you reinvest all dividends and distributions, and (iv) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:


      1 YEAR            3 YEARS           5 YEARS          10 YEARS

       $193               $597            $1,026            $2,222

The purpose of the above table is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly or indirectly. The Fund does not have a contingent deferred sales charge or a redemption fee (except on shares held 60 days or less).

                     PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Strategies

Gintel Asset Management, Inc., the Fund's investment adviser (the "Investment Adviser"), performs research to identify and select reasonably-priced investment opportunities that the investment adviser believes have exceptional underlying potential or have been overlooked in the marketplace. Using a bottom-up approach the Fund focuses on individual stocks of companies with top management talent and balance sheet strength that will generate significant earnings increases and market value within an 18 to 36 month time frame. The Investment Adviser may place significant portions of portfolio assets in these stocks where it believes the prospects for capital appreciation are greater than alternative investments.

For cash management or for temporary defensive purposes in response to market conditions, the Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meets its investment objective.

Principal Risks of Investing in the Fund

Investing in the Fund involves certain risks which are described below. We cannot guarantee that the Fund will meet its investment objective or that it will perform as it has in the past. You may lose money if you invest in the Fund.

o Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.

o Manager Risk. Fund management affects Fund performance. TheFund may lose money if the Investment Adviser's investment strategy does not achieve the Fund's objective or the Investment Adviser does not implement the strategy properly.

o Equity Securities Risk. The prices of the equity securities in which the Fund invests change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

o Non-Diversified Risk. The Fund is non-diversified. This means that, as compared to mutual funds that are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer. As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to other funds. This may make the Fund's performance more volatile than would be the case if it had a more diversified investment portfolio.



                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund's net asset value fell 23.93% in 2002, compared to declines of 22.15% in the S&P 500 and 20.48% in the Russell 2000. Despite the high cash position maintained throughout 2002, nearly 75% of the decline in the Fund's assets stemmed from losses in its Conseco Inc. holdings, all of which were sold off during the summer. During 2002 the portfolio was cleared of many other investments as well, some of which made reasonable gains but did not live up to longer-term objectives. The year ended with the Fund holding eight investment positions, accounting for only 16% of the total portfolio, while the balance of 84% was in cash investments, primarily U.S. Treasury Bills. There was no dividend distribution for 2002.


The Investment Adviser believes that there will be very modest U.S. economic growth in 2003 and only single-digit corporate earnings growth. Nevertheless, it feels the U.S. economy is beginning to recover. While the Investment Adviser is becoming more bullish on a longer-term basis and believes new investment opportunities will continue to unfold this year, the inherent risks associated with a fragile economy and potentially dangerous outside geopolitical events lead the Investment Adviser to remain conservative on a near-term basis.


The following line graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. The line graph assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

[CHART]

         Gintel Fund    S&P 500        Russell 2000
12/31/92   $10,000      $10,000         $10,000
12/31/93   $10,204      $11,005         $11,700
12/31/94   $8,524       $11,145         $11,328
12/31/95   $11,164      $15,327         $14,297
12/31/96   $14,630      $18,851         $16,407
12/31/97   $18,905      $25,155         $19,774
12/31/98   $16,835      $32,342         $19,092
12/31/99   $30,558      $39,143         $22,838
12/31/00   $20,062      $35,562         $21,878
12/31/01   $16,561      $31,326         $22,104
12/31/02   $12,598      $24,387         $17,334

THIS CHART ASSUMES AN INITIAL GROSS INVESTMENT OF $10,000 MADE ON 12/31/92. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAT THE ORIGINAL COST.



RUSSELL 2000 INDEX excludes the 1,000 largest companies included in the Russell 3000. The average capitalization of companies included in the Russell 2000 is $490 million as of June 30, 2002. The Russell 3000 is a weighted index of the 3,000 largest U.S. companies based on total market capitalization.


S&P 500 INDEX consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.




                             MANAGEMENT OF THE FUND

Investment Adviser

Gintel Asset Management, Inc. is located at 6 Greenwich Office Park, Greenwich, Connecticut 06831. Since 1971, the Investment Adviser has been managing discretionary investment accounts for individual investors, corporate pension funds and profit sharing plans, charitable foundations, universities and others. The Investment Adviser identifies and analyzes possible investments for the Fund and determines the amount, timing, and form of such investments. The Investment Adviser regularly monitors and reviews the Fund's portfolio and recommends the ultimate disposition of such investments. The Investment Adviser is also responsible for the purchase and sale of securities in the Fund's portfolio, subject to the policies set forth by the Board of Trustees. For the year ending December 31, 2002, the Fund paid a monthly advisory fee calculated at an annual rate of 1.0% of the Fund's average daily net assets.

Portfolio Manager

Edward F. Carroll joined Gintel Asset Management, Inc. in 1983 and is a Member of Gintel & Co., LLC. Previously, Mr. Carroll had his own consulting firm specializing  in  global  energy  issues  and  was on  the  staff  of  the  Ford
Foundation, where he was directly responsible for all energy-related investments. Mr. Carroll's 45-year career includes experience as an analyst with Wall Street firms, Halle & Steiglitz, Henry Hentz & Company, and E. F. Hutton. He holds a B.G.S. degree from the University of Connecticut.



SEC Order

On November 8, 2002, the Securities and Exchange Commission (the "SEC") instituted and simultaneously settled public administrative and cease-and-desist proceedings (the "Order") against the Investment Adviser; Gintel & Co. LLC, the distributor of the Fund at the time ("Gintel & Co.)1; Robert M. Gintel, the firms' chief executive officer and a portfolio manager and Chairman of the Board, Chief Executive Officer and a Trustee of the Fund; and Stephen G. Stavrides, the firms' President and the compliance officer, President, Treasurer and a Trustee of the Fund. The Order found multiple violations during the period from 1997 to 1999 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"), the Investment Company Act of 1940, as amended (the "1940 Act"), and the Securities Exchange Act of 1934 (the "Exchange Act"), as follows:



1. Mr. Gintel effected at least 40 cross trades on a principal basis and 40 cross trades on an affiliated basis among the Fund, accounts in which he had an ownership interest and other non-affiliated accounts, in violation of the 1940 Act.

2. Mr. Gintel engaged in extensive personal trading in securities, frequently within seven days of trades in the same securities by the Fund and other clients, in violation of the Fund's and the Adviser's joint Code of Ethics. According to the Order, Mr. Stavrides did not adequately document the shortening or lengthening of the Codes' blackout periods for personal trading.

3. The affiliated and principal transactions described above and the failure to apply provisions of the Code of Ethics to Mr. Gintel resulted in inaccurate statements in the Investment Adviser's Forms ADV (its federal investment adviser registration form) and the Fund's Forms N-SAR (its semiannual  report)  during the  relevant  time  period.  As a result,  Mr.
     Stavrides  violated  the  Investment  Advisers  Act  and  the  1940  Act by
     preparing and filing these forms containing false statements. The Investment Adviser's Form ADV and the Fund's Form N-SAR were amended to correct the inaccurate statements on October 18, 2000 and October 4, 2000, respectively.

4. The Investment Adviser and Gintel & Co. also failed to establish, maintain, and enforce procedures reasonably designed to prevent the misuse of material nonpublic information, in violation of the Exchange Act.

Each of the Respondents agreed to settle the charges, without admitting or denying the SEC's findings. The Order censured each of the Respondents and ordered them to pay the following civil penalties: the Investment Adviser, $100,000; the Distributor, $75,000; Mr. Gintel, $75,000; and Mr. Stavrides, $25,000. The Order also ordered Mr. Gintel to disgorge to clients approximately $489,000 and approximately $170,000 in prejudgment interest and suspended him from association with any investment adviser, broker-dealer, or registered investment company for a period of six months. The Order prohibits the Investment Adviser from soliciting or accepting new advisory clients for one year after entry of the Order and ordered the Investment Adviser and Gintel & Co. to comply with undertakings that included hiring an independent consultant to review their compliance procedures. Finally, the Respondents were ordered to cease and desist from violating various provisions of the Advisers Act, the 1940 Act and the Exchange Act.



Administrative Services Agreement

The Administrative Services Agreement between the Fund and Gintel & Co., LLC ("the Administrator") provides that in consideration for the services provided by the Administrator and the payment by the Administrator of substantially all of the Fund's expenses, including but not limited to brokerage commissions, charges for custody, fund accounting, transfer agency, administration, registration, printing, legal counsel, independent accountants, shareholder and trustee meeting expenses and insurance (but excluding the Investment Adviser's fees, the fees paid to the disinterested Trustees, certain transaction costs, interest, taxes and extraordinary expenses), the Administrator will receive and pay a fee based on average daily net assets. The Administrator will pay for any distribution-related expenses out of its own sources, including legitimate profits from the administrative services fee received from the Fund.


Custodian

U.S. Bank, N.A. ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202, acts as custodian of the Fund's assets.


Transfer Agent and Sub-Administrator

U.S. Bancorp Fund Services, LLC ("USBFS"), Third Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as transfer agent for the Fund (the "Transfer Agent") and as the Fund's Sub-Administrator.



Distributor

Quasar Distributors, LLC, Second Floor, 615 East Michigan Street, Milwaukee, Wisconsin 53202, a registered broker-dealer and member of NASD, acts as distributor of the Fund's shares (the "Distributor"). The Distributor is not affiliated with the Investment Adviser.



                             SHAREHOLDER INFORMATION

Pricing of Fund Shares

The offering price of each Fund share is the net asset value per share ("NAV") next determined after your completed application is received in proper form by USBFS. The NAV is calculated as follows:

         NAV = Total Assets Less Liabilities
                   Number of Shares Outstanding

The Fund determines its NAV as of the end of regular trading hours on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m. Eastern Standard Time) on days that the NYSE is open.

Purchase of Fund Shares

The Fund has established an Anti-Money Laundering Compliance Program, as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Fund is required to obtain the following information for all registered owners and all authorized individuals:


o        Full Name
o        Date of Birth
o        Social Security Number
o        Permanent Street Address (P.O. Box is not acceptable)
o        Corporate accounts require additional documentation

Please note that your application will be returned if any information is missing. If you require additional assistance when completing your application, please contact the Transfer Agent at 1-800-344-3092.

You may purchase shares of the Fund by check or wire. Shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form as discussed in this Prospectus. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge will be imposed if your check does not clear. You pay no sales charges or commissions when you purchase Fund shares. No share certificates will be issued unless requested in writing. The Fund reserves the right to reject any purchase in whole or in part. The Fund is not available to shareholders who reside outside the United States.

Tax-Sheltered Retirement Plans

The Fund makes available IRA Plans, including IRAs set up under Simplified Employee Pension Plans ("SEP-IRAs") and IRA "Rollover Accounts." Please call the Fund to obtain further information and forms to purchase shares in conjunction with tax-sheltered retirement plans. You should consult a tax adviser regarding the tax consequences of adopting such plans.


Minimum Initial Investments
         o        Non-Retirement Accounts                     $5,000
         o        Retirement Accounts: IRA and Keogh          $2,000

The Fund may reduce or waive the minimum investment requirements when determined
to  be  permitted  by  law  and   appropriate  and  in  the  best  interests  of
shareholders. There is no minimum for additional investments.

By Mail. You may purchase shares of the Fund by sending a completed application (included with this Prospectus or obtainable from the Fund) and check payable to "Gintel Group" to:

Regular Mail:                           Overnight Mail:

Gintel Fund                             Gintel Fund
c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                            615 East Michigan StreetThird Floor
Milwaukee, WI 53201-0701                Milwaukee, WI 53202-5207

Applications sent to the Fund will be forwarded to USBFS and will not be effective until received by USBFS. USBFS will charge you $25.00 for each check returned for insufficient funds.

Subsequent investments must be accompanied by a letter or reinvestment slip indicating the name(s) in which the account is registered and the account number and returned to one of the above addresses.

U.S. Bank, N.A., serves as the custodian for tax-deferred accounts offered by the Fund. You will be charged an annual account maintenance fee of $15.00 for each tax-deferred account you have with the Fund. You may pay the fee by check or or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts. For IRA subscriptions, please contact the Fund for special forms.

By Exchange. If you authorized telephone exchange in the application, you may exchange shares of the Fund for shares of the Gintel First American Money Market Fund .


o The new account must be established with the same name(s), address, and tax identification number as the other account and must meet the Fund's minimum initial investment.

o You may execute a purchase by exchange by mail or telephone, but must comply with the purchase and redemption procedures set forth in this Prospectus.

o USBFS and the Fund will use reasonable procedures (such as requesting personal identification) to ensure that the caller is properly authorized. If reasonable procedures are followed, then neither USBFS nor the Fund will be liable for acting upon your instructions, regardless of the authority or absence thereof of the person giving the instructions, or for any loss, expense, or cost arising out of any exchange by telephone, whether or not properly authorized and directed. You will bear the risk of loss.

o You should verify the accuracy of telephone transactions immediately after you receive your confirmation statement.

By Wire. To purchase by wire, call USBFS at (800) 344-3092 for instructions and confirmation number. Before or immediately after your bank wires funds, a completed application should be sent to the Funds' transfer agent, USBFS by U.S. mail or overnight courier to the addresses listed above. If you are making a subsequent purchase, before you wire funds, you should be sure to notify USBFS. Please indicate if this is an initial or subsequent investment. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Funds.

     Your bank should transmit immediately available funds by wire in your name to:

                U.S. Bank, N.A.
                615 East Michigan Street
                Milwaukee WI 53202
                ABA # 042000013
                Credit: U.S. Bancorp Fund Services, LLC
                Account # 112-952-137
                Further Credit: Gintel Fund
                Account # and Registration
                Social Security Number or Tax Identification Number

By Automatic Investment Plan. You may purchase shares on a regular basis by automatically transferring a specified dollar amount ($100 minimum) from your regular checking or NOW account to your specified Gintel Group Account. Please contact the Fund to obtain special forms required for this automatic investment plan.

Through Securities Dealers. You may also purchase shares of the Fund through registered securities dealers who have entered into selected dealer agreements with the Distributor. A dealer who agrees to process an order on your behalf may charge you a fee for this service.



Redemption of Fund Shares

The redemption value of Fund shares is the NAV per share next determined after the redemption request is received in proper form. There is no assurance that the NAV on redemption will be greater than the NAV that you paid on purchase.



By Mail. You may redeem shares of the Fund by sending a written redemption request to:

Regular Mail:                           Overnight Mail:

Gintel Fund                             Gintel Fund
c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                            615 East Michigan StreetThird Floor
Milwaukee, WI 53201-0701                Milwaukee, WI 53202-5207

Any written request sent to the Fund will be forwarded to USBFS and the effective date of the redemption request will be when the request is received by USBFS in proper form.

Your request must include the following:

o The Fund name, the account number, and the number of shares or the dollar amount to be redeemed and signed by all registered owners exactly as their names appear on the account.

o Signatures must be guaranteed by an eligible guarantor institution. Please contact USBFS at (800) 344-3092 for information about obtaining a signature guarantee. A notarization and acknowledgement by a notary public is not an acceptable signature guarantee.

o Other supporting legal documents, if required, in the case of estates, trusts, guardianships, corporations, pension and profit sharing plans and other organizations. You should contact USBFS at (800) 344-3092 for further information on the specific documentation required.

o If you were issued share certificates, you must endorse the certificates and include them in the redemption request.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at USBFS's post office box of redemption requests does not constitute receipt by USBFS or the Fund. Do not mail letters by overnight courier to the post office box. Any written redemption requests received within 15 days after an address change must be accompanied by a signature guarantee.

The Fund will pay you for redeemed shares as soon as practicable, but in no event later than 7 business days after receipt of redemption notification. The Fund will pay by check, unless you arrange for the redemption proceeds to be sent by Federal fund wire to a designated bank account. There is a wire charge (currently $15.00 per wire) for redemption by wire. The wire charge will be deducted from the account. Please contact USBFS at (800) 344-3092 to obtain further information on this service and the related charges.

By Telephone. If you authorized telephone redemptions in the application you may redeem shares by telephone instructions to USBFS.

o USBFS will wire the redemption proceeds to the bank and bank account number specified in the application or mail the proceeds to the address of record.

o    Redemptions of less than $1,000 will be mailed.

o Redemptions by wire will be charged a wire fee (currently $15.00 per wire) which will be deducted from the account. Any change in the bank account specified in the application must be made in writing with a signature guarantee as described above for redemptions by mail.

o USBFS and the Fund will use reasonable procedures (such as requesting personal identification) to ensure that the caller is properly authorized. If reasonable procedures are followed, then neither USBFS nor the Fund will be liable for acting upon such instructions, regardless of the authority or absence thereof of the person giving the instructions, or for any loss, expense, or cost arising out of any redemptions by telephone, whether or not properly authorized and directed.

Automatic Withdrawals. You may establish a Systematic Withdrawal Plan if you own shares of the Fund with a value of $10,000 or more. You may request a fixed dollar withdrawal on a specified day of a specified month or months. When you reach age 59 1/2 and begin to receive distributions from an IRA or other retirement plan invested in the Fund, you can arrange to have regular redemptions made under the Systematic Withdrawal Plan. In this case it is not necessary for the account value to be $10,000 or more. Please contact the Fund to obtain further information on establishing a Systematic Withdrawal Plan.

Through Securities Dealers. You may also redeem shares of the Fund through registered securities dealers who have entered into selected dealer agreements with the Distributor. A dealer who agrees to process an order on your behalf may charge you a fee for this service.

Redemption Issues

o Redemption Fee. There is a redemption fee of 2.00% of the value of the shares being redeemed from the Fund if the shares are redeemed within 60 days of purchase. The redemption fee is paid to the Fund to reimburse it for expenses and costs associated with redemptions.

o Small Accounts. With the exception of IRA accounts, the Fund reserves the right to close accounts that have dropped below $2,500 in value for a period of three months or longer other than as a result of a decline in the NAV per share. You will be given 60 days' prior notice of this redemption. During that period you may purchase additional shares to avoid the redemption. However, the Fund does not presently contemplate making such redemptions.

o Check Clearance. If you purchase shares by check and seek to redeem immediately after the purchase, the Fund will wait up to 15 days before accepting your redemption request, while awaiting check clearance.



Suspension of Redemptions

The Fund may suspend at any time redemption of shares or payment when the NYSE is closed for reasons other than customary weekend or holiday closings.

The Fund may also suspend redemption of shares or payment, as permitted by the SEC, when an emergency exists which makes it impractical to either dispose of securities or make a fair determination of NAV or when trading on the NYSE is closed or restricted.

Dividends and Distributions

Your ordinary income dividends and capital gains distributions will be automatically reinvested at NAV. You may choose to have dividends and distributions paid to you in cash by notifying USBFS in writing at least 30 days before the record date.



Tax Matters

The Fund intends to continue to qualify as a regulated investment company, which means that it pays no federal income tax on the earnings or capital gains it distributes to its shareholders. We provide this tax information for your general information. You should consult your own tax adviser about the tax consequences of investing in the Fund.

o Ordinary dividends from the Fund, which include net investment income and realized short-term capital gains, are taxable as ordinary income.

o Dividends of realized long-term capital gains realized from the Fund's portfolio are taxable as long-term capital gains.

o Dividends are treated in the same manner for federal income tax purposes whether you receive them in the form of cash or additional shares. They may also be subject to state and local taxes.

o Certain dividends paid to you in January will be taxable as if they had been paid the previous December.

o We will mail you tax statements every January showing the amounts and tax status of the distributions you received.

o When you sell (redeem) or exchange shares of a Fund, you must recognize any capital gain or loss.

o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

o You should review the more detailed discussion of federal income tax considerations in the Statement of Additional Information.


                              FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. Eisner LLP has audited this information. Eisner LLP's report along with further detail on the Fund's financial statements are included in the Annual Report, which is available upon request.

For a capital share outstanding throughout the period

                                              2002        2001          2000        1999        1998
--------------------------------------------------------------------------------------------------------

Net asset value, beginning of year           $11.24       $13.65      $29.37      $16.18      $21.78

Income (Loss) from
  Investment operations:
     Net investment income (loss)             (0.02)       (0.03)       0.03       (0.09)       0.12
     Net realized and unrealized              (2.67)       (2.35)      (7.37)      13.28       (2.71)
          gain (loss) on securities
--------------------------------------------------------------------------------------------------------

Total from Investment Income (Loss)           (2.69)       (2.38)      (7.34)      13.19       (2.59)

--------------------------------------------------------------------------------------------------------
Less Distributions:
  Net investment income                        -           (0.03)       -           -          (0.11)
  Capital gains                                -            -          (8.38)       -          (2.90)

--------------------------------------------------------------------------------------------------------

Total Distributions                            -           (0.03)      (8.38)       -          (3.01)

--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                  $8.55       $11.24      $13.65      $29.37      $16.18
========================================================================================================

Total Return                                 -23.9%       -17.5%      -34.4%       81.5%      -11.0%

--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of year (in thousands)      $62,700     $100,886    $130,443    $221,677     $144,419
Ratio of operating expenses to
       average net assets                      1.9%         2.0%        1.9%        1.9%        1.7%
Ratio of net investment
       income (loss) to average net           (0.2%)       (0.1%)      (0.6%)      (0.5%)       0.6%
       assets
Portfolio turnover rate                       39.6%        32.1%       62.6%       95.3%       61.4%



Statement of Additional Information. The Statement of Additional Information provides a more complete discussion about the Fund and is incorporated by reference into this prospectus, which means that it is considered a part of this prospectus.

Annual, Semi-Annual and Quarterly Reports. The annual, semi-annual and quarterly reports to shareholders contain additional information about the Fund's investments, including a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To Review or Obtain this Information. You may call (800) 243-5808 or (203) 622-6400 to (i) obtain a free copy of the Statement of Additional Information,
(ii) obtain a free copy of the annual and semi-annual reports, (iii) request other information about the Fund, or (iv) make any other inquiries about the Fund. This information may be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling (202) 942-8090. Copies of this information may also be obtained for a fee by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Information about the Fund is also available on SEC's World Wide Web site at http://www.sec.gov.



                               Investment Adviser
                          Gintel Asset Management, Inc.
                             6 Greenwich Office Park
                               Greenwich, CT 06831

                           Shareholder Servicing Agent
                         U.S. Bancorp Fund Services, LLC
                                                   P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 1-800-344-3092


     The Fund's registration number under the Investment Company Act of 1940 is 811-03115.
--------

1 As of February 1, 2003, Quasar Distributors, LLC, a subsidiary of U.S. Bancorp, serves as the Fund's distributor.


                       Statement of Additional Information
                                 April 30, 2003



                                   GINTEL FUND



This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with Gintel Fund's current prospectus (the "Prospectus"), which is dated April 30, 2003. This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus may be obtained by writing Gintel Asset Management, Inc. (the "Investment Adviser") at 6 Greenwich Office Park, Greenwich, CT 06831 or calling (800) 243-5808 or (203) 622-6400.

This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2002. The Annual Report is available, without charge, by calling the Fund at (800) 243-5808.

                                TABLE OF CONTENTS
                                                                            Page

General Information........................................................... 2
Investment Objective, Policies and Risks...................................... 2
Investment Restrictions....................................................... 3
Management.................................................................... 5
Investment Adviser and Investment Advisory Agreement.......................... 8
Code of Ethics.................................................................9
Anti-Money Laundering Program................................................. 9
Administrative Services Agreement.............................................10
Portfolio Transactions and Brokerage..........................................11
Allocation of Investments.....................................................12
Computation of Net Asset Value................................................12
Tax Matters...................................................................13
Performance Information.......................................................19
Shareholder Reports...........................................................21
Financial Statements..........................................................21
Organization and Description of Shares of the Fund............................21
Distributor, Custodian, Transfer Agent and Dividend Paying Agent..............22
Counsel and Auditors..........................................................22


In deciding whether to invest in the Fund, you should rely on the information in this SAI and related Prospectus. The Fund has not authorized others to provide additional information. The Fund has not authorized the use of this SAI in any state or jurisdiction in which such offering may not be legally made.

                               GENERAL INFORMATION

Gintel Fund (the "Fund") is an open-end, non-diversified management investment company. Much of the information contained in this SAI expands on subjects discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

The following information  supplements,  and should be read in conjunction with,
the  section  in  the  Prospectus  entitled  "Investment  Objective,   Principal
Strategies and Related Risks."


Investment Objective and Policies

The Fund's investment objective is capital appreciation. The Fund will invest primarily in equity securities (common stocks or securities convertible into common stock of U.S. companies). The Fund may invest in all types of debt securities, in any proportion, including debt obligations of the U.S. Treasury, its agencies and instrumentalities, bonds, notes, mortgage securities, government and government agency obligations, zero coupon securities, convertible securities, commercial paper and repurchase agreements. The Fund may also invest up to 20% of its total assets in foreign securities, but has no current intention to do so.

Risks of Investing in Foreign Securities

The following risks apply to the Fund to the extent the Fund invests in foreign securities:


Currency Risk. The net asset value of the Fund may be adversely affected by a change in the exchange rate between the U.S. Dollar and the currencies in which the Fund's securities are denominated.

Stock Exchange and Market Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets.

Legal System and Regulation Risk. Foreign countries have different legal systems and different regulations concerning financial disclosure, accounting and auditing standards. Corporate financial information that would be disclosed under U.S. law may not be available. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

Expropriation Risk. Certain foreign governments may expropriate the Fund's investments either directly by restricting the Fund's ability to sell a security or by imposing exchange controls that restrict the sale of a currency or indirectly by taxing the Fund's investments at such high levels as to constitute confiscation of the security.

Risks of Investing in Debt Securities

The following risks apply to the Fund to the extent the Fund invests in debt securities.

Interest Rate Risk. The value of a debt security changes in the opposite direction from a change in interest rates. Accordingly, the value of a debt
security  typically  declines  when  interest  rates  rise.  In  general,   debt
securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk. The issuer of a debt security may be unable to make timely payments of principal or interest, or may default on the debt.

Unlike the investment objective and the investment restrictions set forth below (see "Investment Restrictions"), which may not be changed without shareholder approval, the Fund has the right to modify the investment policies described above (not including the Fund's investment objective) without shareholder approval. However, the Fund does not presently contemplate making any such modifications.

Risks of Leveraging

The Fund may borrow money to purchase additional securities. Such borrowings are limited so that immediately after a borrowing, the value of the Fund's assets (including borrowings), less its liabilities (not including borrowings), is at least three times the amount of the borrowings. Should the Fund, for any reason, have borrowings that do not meet the above test then, within three business days, the Fund must reduce such borrowings so as to meet the necessary test. Under such a circumstance, the Fund may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net asset value of the Fund's shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of the Fund could decrease faster than if there had been no borrowings.

                             INVESTMENT RESTRICTIONS

The Fund has the following restrictions:

1. With respect to 50% of its assets, the Fund may not invest more than 5% of its total assets, at market value, in the securities of one issuer (except the securities of the United States government) and may not purchase 10% of the outstanding voting securities of a single issuer.

2. With respect to the other 50% of its assets, the Fund may not invest more than 25% of the market value of its total assets in a single issuer.

These two restrictions, hypothetically, could give rise to a portfolio that at times may focus on a limited number of issues. To the extent that the Fund's assets are invested in a smaller number of issuers, there may be a greater risk in an investment in the Fund than in a diversified investment company.

In addition, the Fund will not:

1. Borrow money except that the Fund may, from time to time, borrow money to the maximum extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), from banks at prevailing interest rates and invest the funds in additional securities. The Fund's borrowings are limited so that, immediately after such borrowings, the value of the Fund's assets (including borrowings), less its liabilities (not including borrowings), is at least three times the amount of the borrowings.

2. Make loans of money or securities other than (i) through the purchase of securities in accordance with the Fund's investment objective, and (ii) by lending portfolio securities in an amount not to exceed 10% of the Fund's total assets.

3.   Buy or sell commodities or commodity futures contracts.

4.   Underwrite securities.

5. Make short sales, except short sales made "against the box" to defer recognition of taxable gains or losses and in special arbitrage situations.

6.   Invest for the purpose of exercising control or management.

7. Invest more than 5% of its total assets in the securities of other investment companies or purchase more than 3% of any other investment company's securities.1

8. Invest in restricted securities (securities that must be registered under the Securities Act of 1933, as amended, before they may be offered and sold to the public).

9.   Participate in a joint investment account.

10.  Issue senior securities.

11.  Concentrate 25% or more of its investments in a particular industry.

These investment restrictions may not be changed without approval by a vote of a majority of the Fund's outstanding voting securities. Under the 1940 Act, such approval requires the affirmative vote, at a meeting of shareholders of the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of shares present or represented at the meeting, provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.

Except for the restrictions relating to borrowing and illiquid securities, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

While not fundamental policies, the Fund undertakes to comply with the following investment restrictions:

1. Investments which are not readily marketable are limited to 15% of the Fund's average net assets at the time of purchase;

2.   The Fund may not purchase securities on margin;

3. The Fund may loan portfolio securities if collateral values are continuously maintained at no less than 100% by "marking to market" daily and the practice is fair, just and equitable as determined by a finding that adequate provision has been made for margin calls, termination of the loan, reasonable servicing fees (including finder's fees), voting rights and dividend rights; and

4. The Fund will not purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate).

                                   MANAGEMENT

Responsibility for management of the Fund is vested in the Board of Trustees (the "Board"). The Board approves all significant agreements between the Fund and all persons or companies that furnish services to the Fund, including the Investment Advisory Agreement and Administrative Services Agreement. The Trustees elect the Officers of the Fund to supervise actively the day-to-day operations of the Fund. There is only one fund in the Gintel Fund family. The Trustees and Officers of the Fund and their principal occupations for the past five years are listed below. Unless otherwise indicated, the address of each Trustee and Executive Officer is Gintel Asset Management, Inc., 6 Greenwich Office Park, Greenwich, CT 06831:

Independent Trustees


---------------------------- ------------ ----------- ---------- ----------------------------- ---------------------

Name, Address and Age        Position     Term of     Length     Principal Occupation During   Other Directorships
                             Held with    Office      of Time    Past Five Years               Held by Trustee
                             the Trust                Served
---------------------------- ------------ ----------- ---------- ----------------------------- ---------------------

Thomas H. Lenagh (83)        Trustee      Indefinite  22 years   Financial Consultant          Director, Adams
13 Allen's Corner Road                    term,                                                Express Co.
Flemington, NJ 08822                      subject                                              (closed-end
                                          to annual                                            investment
                                          approval                                             company), Petroleum
                                          by Board.                                            & Resources, Inc.
                                                                                               (closed-end
                                                                                               investment trust),
                                                                                               ICN International,
                                                                                               Inc.,
                                                                                               (pharmaceutical
                                                                                               company),
                                                                                               Cornerstone Group
                                                                                               (closed-end funds),
                                                                                               and Inrad
                                                                                               Corporation
                                                                                               (photonics and
                                                                                               crystal
                                                                                               manufacturer).

---------------------------- ------------ ----------- ---------- ----------------------------- ---------------------

Francis J. Palamara (76)     Trustee      Indefinite  22 years   Business Consultant           Director,
3110 E. Maryland Avenue                   term,                                                Glenmede Funds,
Phoenix, AZ  85064                        subject                                              (mutual funds).
                                          to annual
                                          approval
                                          by Board.
---------------------------- ------------ ----------- ---------- ----------------------------- ---------------------

Russel R. Taylor (84)        Trustee      Indefinite  17 years   Associate Professor of        None
31 Indian Point Lane                      term,                  Management and Marketing,
Riverside, CT  06878                      subject                Director of H.W. Taylor
                                          to annual              Institute of
                                          approval               Entrepreneurial Studies,
                                          by Board.              College of New Rochelle.

---------------------------- ------------ ----------- ---------- ----------------------------- ---------------------

                        Interested Trustees and Officers


---------------------------- ------------ ----------- ---------- ----------------------------- ---------------------

Name and Age                 Position(s)  Term of     Length     Principal Occupation During   Other Directorships
                             Held with    Office      of Time    Past Five Years               Held by Trustee
                             the Trust                Served
---------------------------- ------------ ----------- ---------- ----------------------------- ---------------------

Stephen G. Stavrides         Trustee,     Indefinite  11 years   Director, President and       None
(55)*                        President,   term.  **              Treasurer of Gintel Asset
                             and                                 Management, Inc., the
                             Treasurer                           Fund's investment;
                                                                 President and Chief
                                                                 Operating Officer of Gintel
                                                                 & Co., LLC, the Fund's
                                                                 administrator ("Gintel &
                                                                 Co.").
---------------------------- ------------ ----------- ---------- ----------------------------- ---------------------

Fay Dallas-Browne            Secretary    N/A         3 years    Fund controller;              N/A
(39)                         and                                 previously, Investment
                             Assistant                           Analyst/Accountant with
                          Treasurer Provident Bank from
                                                                 1996-2000.
---------------------------- ------------ ----------- ---------- ----------------------------- ---------------------

* Interested person, as defined in the 1940 Act, due to his affiliation with the Investment Adviser.
**   Indefinite term until age 70, then subject to annual approval by Board.


Board Committees

The Board has one standing committee, as described below:


----------------------------------------- ------------------------------------------------ -------------------------

                                                                                             # of Meetings during
Audit Committee Members                   Description                                          Past Fiscal Year

----------------------------------------- ------------------------------------------------ -------------------------

Thomas H. Lenagh, Independent Trustee     Responsible for advising the full Board with     The  Committee  met four
Francis J. Palamara, Independent Trustee  respect to accounting, auditing and financial    times  during the period
Russel R. Taylor, Independent Trustee     matters affecting the Fund.                      ending    December   31,
                                                                                           2002.


Board Interest in the Fund

As of December 31, 2002, the Trustees own the following amounts in the Fund:


---------------------- ------------------ --------------------------------------
                                                  Aggregate Dollar Range of
                                                Equity Securities in all
                         Dollar Range of        Registered Investment Companies
                        Equity Securities            Overseen by Trustee
Name of Trustee            in the Fund         in Family of Investment Companies
---------------------- ------------------ --------------------------------------

Thomas H. Lenagh               None                               None

Francis J. Palamara     $50,001 - 100,000                   $50,001 - 100,000

Russel R. Taylor        $50,001 - 100,000                   $50,001 - 100,000

Stephen G. Stavrides*       $1-10,000                          $1 - 10,000


*    Denotes a Trustee who is an "interested  person" as that term is defined in
     Section 2(a)(19) of the 1940 Act.

                 CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of March 31, 2003, the following shareholders were considered to be either control persons or principal shareholders of the Fund:


------------------------------------------- --------- ----------- --------------
                                                                     Type of
Name and Address                              Shares  % Ownership  Ownership
------------------------------------------- --------- ----------- --------------

Robert Gintel Florida Intangible Tax Trust  1,980,480     28%        Record
5 Bay Ridge Road
Key Largo, FL  33037-3701
-------------------------------------------

Barbara Gintel Florida Intangible Tax Trust  688,106      10%         Record
5 Bay Ridge Road
Key Largo, FL  33037-3701
-------------------------------------------


As of March 31, 2003, Robert M. Gintel and his family, Trustees of the Fund and employees of the Investment Adviser and Gintel & Co. owned directly or beneficially 3,052,987 shares with a market value of $26,774,693, representing 42.7% of the Fund's outstanding shares. As of March 31, 2003, Trustees and Officers as a group beneficially owned 14,234.760 shares of the Fund's common stock, representing 0.20% of the Fund's outstanding shares.


Remuneration of Trustees

Each Trustee who is not an "interested person" of the Fund receives an annual fee of $16,500 plus expenses from the Fund for each meeting of the Board and of shareholders which he attends. The Chairman of the Audit Committee receives an additional annual fee of $2,500.


Set forth below is information regarding compensation paid the period from January 1, 2002 through December 31, 2002:


                                                                 Total
                                                              Compensation
                                                                from the
                    Name and Position                             Fund


Robert M. Gintel (Trustee, Chairman & C.E.O.)2                    $ 0

Thomas H. Lenagh (Trustee)                                      $16,500

Francis J. Palamara (Trustee & Chairman of Audit                $19,000
Committee)

Stephen G. Stavrides (Trustee & President)                        $ 0

Russel R. Taylor (Trustee)                                      $16,500


                             INVESTMENT ADVISER AND
                          INVESTMENT ADVISORY AGREEMENT

The Fund and Gintel Asset Management, Inc. (the Investment Adviser) entered into a new investment advisory agreement on April 11, 2003, that was approved by shareholders of the Fund on April 11, 2003 (the "Current Advisory Agreement"). The Robert Gintel Florida Intangible Tax Trust owns all the outstanding shares of the Investment Adviser.

The Current Advisory Agreement is essentially identical to the investment advisory agreement previously approved by the Fund's shareholders on September 6, 1986 and most recently approved by the Board on January 25, 2002 (the "Prior Agreement"). The Prior Agreement terminated on November 8, 2002 as a result of the Securities and Exchange Commission order involving the Investment Adviser, among others, as described in the Prospectus under "SEC Order." Between November 8, 2002 and April 11, 2003, the Investment Adviser continued to serve as the Fund's investment adviser pursuant to an interim advisory agreement that the Board had approved on October 9, 2002 (the "Interim Agreement").

Under the Prior Agreement, for the fiscal years ended December 31, 2002, 2001 and 2000, the Fund paid fees to the Investment Adviser of $819,080, $1,270,022 and $1,606,127, respectively. The amount of advisory fees for the fiscal year ended December 31, 2002 does not include fees of $77,532 that the Fund paid to the Investment Adviser pursuant to the Interim Agreement.

Terms of the Current Advisory Agreement.

Under the Current Advisory Agreement, the Fund pays all of its expenses, including the costs incurred in connection with its maintenance of its registration under the Securities Act of 1933, as amended, and the 1940 Act, printing and mailing prospectuses to shareholders, transfer taxes on the sales of portfolio securities, brokerage commissions, custodial and shareholder transfer charges, legal and auditing expenses, preparation of shareholder reports, trustees' fees and expenses, and expenses of trustee and shareholder meetings.

The Current Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of the majority of the Board, the Investment Adviser or holders or a majority of the Fund's outstanding shares. This Agreement has an initial term of two years and will continue from year-to-year provided it is approved at least annually, in the manner stipulated in the 1940 Act. This requires that this Advisory Agreement and any renewal be approved by a vote of the majority of the Board, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, cast in person at a meeting specifically called for the purpose of voting on such approval.

Board Considerations.

The Board approved the Current Advisory Agreement on October 9, 2002, at which time it received materials relating to, and considered and evaluated: (i) the terms and conditions of that Agreement, including the nature, extent and quality of the services to be provided to the Fund by the Investment Adviser and the structure and rates of the investment advisory fees to be charged for those services; (ii) a comparison of the Fund's fees and expenses in relation to various industry averages; and (iii) the Board's legal duties in considering the continuation and approval of that Agreement. On the basis of its review and the foregoing information, the Board found that the terms of the Agreement were fair and reasonable and in the best interest of the Fund's shareholders.



                                 CODE OF ETHICS

The Codes of Ethics of the Fund and the Investment Adviser prohibit all affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of the Fund's planned portfolio transactions. The objective of the Codes of Ethics of both the Investment Adviser and the Fund is that their operations are not to the detriment of the Fund's shareholders. Both organizations maintain careful monitoring of compliance with the Codes of Ethics.


                          ANTI-MONEY LAUNDERING PROGRAM

The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.


                        ADMINISTRATIVE SERVICES AGREEMENT

The Administrative Services Agreement (the "Services Agreement") dated September 1, 1992, provides that in consideration for the services to be provided by
Gintel & Co. (the "Administrator") and the payment by the Administrator of substantially all of the Fund's expenses currently paid by the Fund directly
(except the Investment Adviser's fees, the fees paid to the Independent Trustees, certain transaction costs and expenses, interest, taxes and extraordinary expenses) the Administrator will receive a fee calculated daily and paid monthly in arrears based on average daily net assets during the preceding month at an annual rate of 1.25% of the first $50 million of the average daily net assets of the Fund; 1.125% of next $50 million of average daily net assets; and 1.0% of the average daily net assets in excess of $100 million. The Fund's administrative services fee is higher than that of most other funds that have an administrator; however, most other funds bear certain of their own expenses that will be borne by the Administrator on behalf of the Fund.

The Services Agreement also permits the Administrator, at its sole discretion, to use a portion of its fee, in an amount not to exceed 0.25% of the Fund's average daily net assets, to compensate itself as well as certain other registered broker-dealers or financial institutions for certain shareholder servicing activities. Therefore, the Services Agreement provides that the Administrator may, from time to time, pay a shareholder servicing fee to certain registered brokers, including itself for services provided in connection with the processing of orders for purchase or redemption of the Fund's shares and certain other persons or entities for furnishing services to specific shareholder accounts. In addition, the Administrator may use income from sources other than its fee to compensate persons for distribution and shareholder servicing or to pay for other distribution-related expenses.

Pursuant to the terms of the Services Agreement, the Administrator will furnish, without cost to the Fund, offices and office services for the Fund, the services of the President, Secretary, Treasurer and one or more Vice Presidents of the Fund, and such other personnel and facilities as are required for the proper conduct of the Fund's affairs and to carry out their obligations under the Services Agreement. In addition, the Administrator shall be responsible for all brokerage commissions in connection with the purchase or sale of the Fund's portfolio securities (excluding applicable transaction costs such as SEC fees, exchange fees and certain sales and transfer taxes which will be paid by the
Fund). However, brokerage commissions paid on trades executed through non-affiliated brokers will continue to be paid by the Fund and credited against the administrative services fee to be paid to the Administrator. The Administrator or the Investment Adviser will pay for all expenses incurred regarding the printing and distribution of prospectuses and any other promotional or sales literature used by the Fund's distributor or the Investment Adviser or furnished by the Administrator or the Investment Adviser to purchasers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and legal expenses in connection with the foregoing.

Except as set forth below, the Administrator shall pay all expenses of the Fund, including, without limitations: the charges and expenses of any registrar, custodian, sub-custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Fund; all fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing stock certificates, if any, representing shares of the Fund; all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the Securities and Exchange Commission and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting and distributing prospectuses and statements of additional information of the Fund and supplements thereto to the Fund's shareholders and to potential shareholders of the Fund; all expenses of shareholders' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; routine fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; postage; insurance premiums on property or personnel (including officers and trustees) of the Fund which inure to its benefit; and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by the Fund. The Fund is responsible for the payment of the following expenses not borne by the
Administrator: (i) the investment advisory fees paid to the Investment Adviser pursuant to the Advisory Agreement with the Fund, (ii) the fees of the Independent Trustees and travel and related expenses of trustees for attendance at trustee and shareholder meetings, (iii) certain transaction costs and expenses such as regulatory agency fees and certain sales and transfer taxes,
(iv) interest, (v) taxes and (vi) extraordinary expenses, if any, including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto. Expenses that are attributable to the Fund are charged against the income of the Fund in determining net income for dividend purposes.

For the fiscal years ended December 31, 2002, 2001, and 2000, the Fund paid fees to the Administrator of $983,814, $1,457,522, and $1,794,140, respectively, pursuant to the Services Agreement.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Board, decisions to buy and sell securities for the Fund are made by the Investment Adviser. The Board has authorized the Fund to use Gintel & Co. on an agency basis, to supervise and to effect a substantial amount of the portfolio transactions which are executed on the New York and American Stock Exchanges, Foreign or Regional Exchanges where relevant, or which are traded in the over-the-counter market. All such transactions will be subject to the maximum discount that is presently extended by Gintel & Co. to the other investment companies advised by the Investment Adviser and other unaffiliated accounts of the Investment Adviser. Any profits resulting from brokerage commissions earned by Gintel & Co. as a result of Fund transactions will accrue to the benefit of the Members of Gintel & Co., several of whom are officers of the Investment Adviser. The Advisory Agreement does not provide for any reduction in the investment advisory fee as a result of profits resulting from brokerage commissions effected through Gintel & Co.

The Board has adopted certain procedures incorporating the standard of Rule 17e-1 under the 1940 Act, which requires that the commissions paid to Gintel & Co. must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time." The Rule and the procedures also contain review requirements and require the Investment Adviser to furnish reports to the Board and to maintain records in connection with such reviews.

The Investment Adviser is further authorized to allocate the orders placed by it on behalf of the Fund to such unaffiliated brokers who also provide research or statistical material, or other services to the Fund or the Investment Adviser for the Fund's use. Such allocation shall be in such amounts and proportions as the Investment Adviser shall determine and the Investment Adviser will report on said allocations regularly to the Board indicating the unaffiliated brokers to whom such allocations have been made and the basis therefor. In addition, the Investment Adviser may consider sale of shares of the Fund as a factor in the selection of unaffiliated brokers to execute portfolio transactions for the Fund, subject to the requirements of best net price and most favorable execution.

In selecting a broker to execute each particular transaction, the Investment Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions on a transaction for the Fund may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Board may determine, the Investment Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused an unaffiliated broker that provides research services to the Investment Adviser for the Fund's use to be paid an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Investment Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Investment Adviser's ongoing responsibilities with respect to the Fund. Under the Services Agreement, however, Gintel & Co., and not the Fund, pays all brokerage commissions on securities transactions.


                            ALLOCATION OF INVESTMENTS

From time to time, the Investment Adviser might have other advisory clients, including investment companies and individuals, trusts, pension and profit sharing funds, some of which might have similar investment objectives to the Fund. As such, there may be times when the Investment Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Investment Adviser to allocate purchases and sales among the Fund and its other clients in a manner which the Investment Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell or the price at which such security can be purchased or sold.



                         COMPUTATION OF NET ASSET VALUE

The Fund determines the net asset value of its shares at the close of the New York Stock Exchange (the "Exchange"), currently 4 p.m., on each day that the Exchange is open for business and on such other days as there is sufficient trading in the Fund's securities to affect materially its net asset value per share except for New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Subscriptions to purchase shares of the Fund received prior to the close of trading on the Exchange, currently 4 p.m., are confirmed at the net asset value determined that day or on the business day next succeeding the date of receipt, if such orders are received after the close of trading. The net asset value per share is determined by dividing the market value of the Fund's securities as of the close of trading plus any cash or other assets (including dividends and accrued interest receivable) less all liabilities (including accrued expenses), by the number of shares outstanding. Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. All equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Board, in accordance with the Fund's Pricing Procedures. Short-term obligations are valued at amortized costs. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund shares.

Generally, trading in non-U.S. securities, as well as corporate bonds, U.S. government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of securities and such exchange rates may occur between the times at which they are determined and the close of the Exchange, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the trustees.

For purposes of determining the net asset value per share of the Fund all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars quoted by any major bank.


                                   TAX MATTERS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

Qualification as Regulated Investment Company

The Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends and other taxable ordinary income, including net short-term capital gains, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore satisfy the Distribution Requirement.


If the Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in such future years. At December 31, 2002, the Fund had accumulated net realized capital loss carryovers of approximately $52,270,000, of which $4,890,000 expires in 2009 and $47,380,000 expires in 2010. Under Code Sections 382 and 383, if the Fund has an "ownership change," then the Fund's use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service) in effect for the month in which the ownership change occurs. (The rate for April 2003 is 4.58%.) The Fund will use its best effort to avoid having an ownership change. However, because of circumstances which may be beyond the control or knowledge of the Fund, there can be no assurance that the Fund will not have, or has not already had, an ownership change. If the Fund has or has had an ownership change, then the Fund will be subject to Federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards unless distributed by the Fund. Any distribution of such capital gain net income will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

In general, gain or loss recognized by the Fund on the disposition of an asset will be capital gain or loss. In addition, gain may be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation (other than a municipal obligation) purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of the Code
Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument denominated in a foreign currency, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short-sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

The Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualifying electing fund (a "QEF"), in which case it will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, the Fund may make a mark-to-market election with respect to its PFIC stock. Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Under proposed Treasury regulations, solely for purposes of Code Sections 1291 to 1298, the Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any "excess distribution" received by the Fund from the PFIC will be allocated ratably over the Fund's holding period in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate, as the case may be) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will be taxable to the shareholders as an ordinary income dividend.

Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark to market election) incurred after October 31 as if it had been incurred in the succeeding year. In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purpose, a regulated investment company is treated as having distributed any amount of which it is subject to income tax for any taxable year ending in such a calendar year.


For purposes of this excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains or losses and ordinary gains or losses arising as a result of a PFIC mark to market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deductions for corporations only to the extent discussed below.


The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon the Fund's disposition of domestic "small business" stock will be subject to tax.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Ordinary income dividends paid by the Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), during the 90-day period (180-day period in the case of certain preferred stock) beginning on the date that is 45 days (or 90 days in the case of certain preferred stock) before the date on which the stock becomes ex-dividend. With respect to such dividend, excluding for this purpose, under the rules of Code
Section 246(c)(3) and (4), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its share of the Fund or (ii) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

Alternative minimum tax ("AMT"), imposed in addition to, but only to the extent it exceeds, the regular tax, is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries, which may entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

Distributions by the Fund which do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income, recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by the Fund) on December 31 of such a calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

Sale or Redemption of Shares

A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holdings period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a non-resident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or corporations.

In the case of foreign non-corporate shareholders, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect. President Bush has recently proposed legislative changes under which, among other things, certain dividends would be excluded from income. It is not clear at this time whether, or in what form, any of such legislative changes (or other legislative changes) will be enacted, what the effective date of any such changes would be, and what other correlative changes would be made that could further affect the tax consequences summarized herein. The foregoing summary does not take the Bush proposals into account.


Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.



                             PERFORMANCE INFORMATION

For the purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return, rather than in terms of yield. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the formula below.

Under the following formula the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover one, five, and ten year periods or a shorter period dating from the effectiveness of the Fund's registration statement. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the Ending Redeemable Value.



Average Annual Total Return

Average annual total return is calculated according to the following SEC formula:

         P(1+T)n =ERV

where P= a hypothetical initial payment of $1,000; T= average annual total return; n= number of years; and ERV= ending redeemable value of the hypothetical initial payment of $1,000 made at the beginning of the 1,5, and 10-year periods at the end of the 1,5 and 10-year periods. Dividends and distributions were assumed to have been reinvested at the appropriate net asset value per share.

The Fund's average annual total returns as of December 31, 2002 were as follows:

                One Year            Five Years       Ten Years
                --------            ----------       ---------
                -23.93%             -7.80%           2.34%

Average Annual Total Returns (after taxes on distributions)

The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:


         P(1+T)n=ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATVD" equals the ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

The Fund's average annual total returns (after taxes on distributions) as of December 31, 2002 were as follows:

               One Year         Five Years                  Ten Years
               --------         ----------                  ---------
               -23.93%            -9.55%                      0.34%

Average Annual Total Return (after taxes on distributions and redemptions)

The average annual total return (after taxes on distributions and sale of Fund shares) is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

         P(1+T)n=ATVDR

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return (after taxes on distributions; "n" equals the number of years; and "ATVDR" equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.

The Fund's average annual total returns (after taxes on distributions and sale of Fund shares) as of December 31, 2002 were as follows:

                    One Year            Five Years          Ten Years
                    --------            ----------          ---------
                    -14.69%             -4.90%              2.24%


                               SHAREHOLDER REPORTS

Shareholders will receive reports at least semi-annually showing the Fund's holdings and other information. In addition, shareholders will receive annual financial statements audited by Eisner LLP, the Fund's independent auditors.


                              FINANCIAL STATEMENTS

The Financial Statements for the year ended December 31, 2002, are hereby incorporated by reference from the Fund's 2002 Annual Report to Shareholders.


               ORGANIZATION AND DESCRIPTION OF SHARES OF THE FUND

On September 6, 1986, the Fund reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts and filed its Declaration of Trust on July 29, 1986. Under the terms of the Massachusetts General Corporation Law, the Fund may indemnify any person who was or is a trustee, officer or employee of the Fund to the maximum extent permitted by the Massachusetts General Corporation Law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Fund only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Board, by a majority vote of a quorum which consists of Trustees who are neither "interested persons" of the Fund as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or if a quorum of such Trustees so directs by independent legal counsel in a written opinion. No indemnification will be provided by the Fund to any Trustee or Officer of the Fund for any liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Trustees are permitted to issue an unlimited number of shares of beneficial interest in the Fund in an unlimited number of series of shares. Each share has one vote and shares equally in dividends and distributions when and if declared by the Fund and in the Fund's net assets upon liquidation. All shares, declared by the Fund and in the Fund's net assets upon liquidation. All shares, when issued, are fully paid and nonassessable. There are no preemptive, conversion or exchange rights. Shares of the Fund do not have cumulative voting rights and, as such, holders of at least 50% of the shares voting for trustees can elect all trustees and the remaining shareholders would not be able to elect any trustees. The Board may classify or reclassify any unissued shares of the Fund into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

There will not normally be annual shareholder's meetings. The Board will promptly call a shareholder's meeting to remove one or more Trustee(s) when requested to do so in writing by record holders of not less than 10% of the Fund's outstanding shares.


        DISTRIBUTOR, CUSTODIAN, TRANSFER AGENT AND DIVIDEND PAYING AGENT

Under a distribution agreement dated February 1, 2003, (the "Distribution Agreement"), Quasar Distributors, LLC, (the "Distributor"), Second Floor, 615 East Michigan Street, Milwaukee, WI 53202, acts as principal distributor of the Fund's shares. The Distribution Agreement provides that the Distributor agrees to sell shares of the Fund on a best effort basis as agent for the Trust during the term of the Distribution Agreement, upon the terms and at the current offering price described in the Prospectus and this SAI. Pursuant to the terms of the Distribution Agreement, the Distributor receives from the Adviser out-of-pocket expenses plus an annual fee equal to the greater of (i) $15,000 or
(ii) 0.01% of the Fund's average daily net assets, computed daily and payable monthly. Prior to February 1, 2003, Gintel & Co. served as the Fund's distributor without compensation. U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 is the Custodian of the Fund. U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 is the transfer agent and dividend-paying agent of the Fund.


                              COUNSEL AND AUDITORS

     Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, NY 10022 is counsel to the Fund. Eisner LLP, 750 Third Avenue, New York, NY 10017-2703 has been appointed independent auditors for the Fund and provides similar services to Gintel & Co.



     1. To the extent the Fund invests in other investment companies, duplicate fees may be incurred.

     2 Mr. Gintel resigned these positions as of November 18, 2002.






                             Registration Statement
                                       of
                                   GINTEL FUND
                                       on
                                    Form N-1A

PART C   OTHER INFORMATION

ITEM 23.

           Exhibits

(a)  Agreement and Declaration of Trust. (1)

(b)  By-Laws. (1)

(c) The rights of holders of the securities being registered are set out in Articles II, III, V and IX of the Agreement and Declaration of Trust referenced in Exhibit (a) above and in Article II of the By-Laws referenced in Exhibit (b) above.

(d) Form of Investment Advisory Agreement with Gintel Asset Management, Inc., dated April 11, 2003.

(e) Form of Distribution Agreement with Quasar Distributors, LLC dated February 1, 2003.

(f) Not applicable.

(g)(1) Custody Agreement with Firstar Bank, N.A. (currently known as U.S. Bank, N.A.), dated March 1, 2000.

(g)(2) Amendment to Custody Agreement dated January 1, 2002.

(h)(1) Transfer Agency Agreement with Firstar Mutual Fund Services, LLC (currently known as U.S. Bancorp Fund Services, LLC) dated March 1, 2000.

(h)(2) Amendments to Transfer Agency Agreement dated January 1, 2002, April 17, 2002; July 24, 2002; and August 13, 2002.

(h)(3) Fund Accounting Agreement with Firstar Mutual Fund Services, LLC (currently known as U.S. Bancorp Fund Services, LLC) dated March 1, 2000.

(h)(4) Amendment to Fund Accounting Agreement dated January 1, 2002.

(h)(5) Sub-Administration Servicing Agreement with Firstar Mutual Fund Services, LLC (currently known as U.S. Bancorp Fund Services, LLC dated) February 6, 2001.

(h)(6) Amendment to  Sub-Administration  Servicing  Agreement  dated  January 1,
     2002.

(h)(7) Fulfillment Servicing Agreement with Firstar Mutual Fund Services, LLC (currently known as U.S. Bancorp Fund Services, LLC) dated April 17, 2000.

(h)(8) Amendment to Fulfillment Servicing Agreement dated April 17, 2002.

(h)(9) Administrative Services Agreement with Gintel & Co., LLC dated September 1, 1992.

(i)(1) Consent of Kramer Levin Naftalis & Frankel LLP.

(i)(2) Opinion of Kramer Levin  Naftalis & Frankel  LLP.(2)

(j)  Consent of Eisner LLP.

(k)  Not applicable.

(l)  Not applicable.

(m)  Not applicable.

(n)  Not applicable.

(p)  Code of Ethics. (3)
--------------------------------

(1)  Filed  as  an  Exhibit  to  Registration   Statement  on  Form  N-14  filed
     electronically on August 27, 1996, accession number 0000922423-96-000444.

(2) Filed as an Exhibit to Registration Form 24F-2 filed electronically on February 28, 1997, accession number 0000922423-97-000169.

(3) Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed electronically on April 30, 2001, accession number 0000922423-01-500109.

Item 24. Persons Controlled by or Under Common Control with Registrant -- None.

Item 25. Indemnification

Article VIII of Registrant's Agreement and Declaration of Trust. Registrant and its Officers are insured under a fidelity bond, in accordance with Rule 17g-1 under the Investment Company Act of 1940.

Item 26. Business and Other Connections of the Investment Adviser

See "Management of the Fund" in the Prospectus.

Item 27. Principal Underwriter

(a) Quasar Distributors, LLC (the "Distributor") acts as principal underwriter for the following investment companies, in addition to Registrant:

Cullen Funds Trust
Country Mutual Funds Trust
The Hennessy Mutual Funds, Inc.
The Hennessy Funds, Inc.
Kit Cole Investment Trust
Everest Funds
Brandywine Advisors Fund
Light Revolution Fund, Inc.
The Jensen Portfolio
First American Insurance Portfolios, Inc.
The Lindner Funds
AHA Investment Funds
Wexford Trust, The Muhlenkamp Fund
Mutuals.com, The Generation Wave Funds, VICE Fund
First American Funds, Inc., Multiple Series Trust
First American Investment Funds, Inc.
First American Strategy Funds, Inc.
Zodiac Trust, Conning Money Market Portfolio, Multiple Series Trust CCMA Select Investment Trust, Multiple Series Trust CCM ADVISORS FUNDS, Multiple Series Trust Glenmede Fund, Inc., Multiple Series Trust DAL Investment Company Fort Pitt Capital Funds MW Capital Management Funds Jacob Internet Fund The Teberg Fund Alpine Series Trust Alpine Equity Trust LKCM Funds Monetta Fund, Inc. Monetta Trust
Kenwood Funds
Thompson Plumb Funds, Inc.
Alpha Analytics Investment Trust
Alternative Investment Advisors, Alpha Strategies 1 Fund
Blue & White Fund (Blue and White Investment Management, LLC)
Al Frank Fund
Dow Jones Islamic Index
Optimum Q Funds (MDT Advisers, Inc.)
Matrix Asset Advisor Value Fund, Inc.
Stancell Social Fund (part of Advisors Series Trust)
Brazos Mutual Funds
Prudent Bear Mutual Funds
Hollencrest (AST)
Permanent Portfolio
Advisor Series Trust, Multiple Series Trust Individual Trusts: American Trust Allegiance Fund Avatar Advantage Balance Fund Avatar Advantage Equity Allocation Fund Capital Advisors Growth Fund Chase Growth Fund Edgar Lomax Value Fund Howard Equity Fund The Jacobs Fund National Asset Management Core Equity Fund Segall Bryant & Hamill Mid Cap Fund
The McCarthy Fund
SYM Select Growth Fund
Dessauer Fund Group, The Dessauer Global Equity Fund
Brandes Investment Trust, Brandes Institutional International Equity Fund Builders Fixed Income Fund, Inc.
Investec Funds
PIC Investment Trust Funds [Provident Investment Counsel]
Professionally Managed Portfolios (PMP), Multiple Series Trust
         Individual Trusts :
         Hester Total Return Fund
         Lighthouse Opportunity Fund
         Portfolio 21
         The Osterweis Fund
         Women's Equity Mutual Fund
         Villere Balanced Fund
Purisma Funds
Rainier Funds
TT International
SEIX Funds, Inc.
TIFF Investment Program, Inc.
FFTW Funds, Inc.
Harding Loevner Funds, Inc.

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of NASD. The Distributor, located at 615 East Michigan Street, Milwaukee, WI 53202, is a Delaware limited liability company.

(b) The following table shows information about Partners, Directors and Officers of the Distributor. None of these individuals holds any position with Registrant.

Name                                   Position and Offices with Distributor
----                                   -------------------------------------
James P. Schoenike                     President, Board Member
Donna J. Berth                         Treasurer
Joe Redwine                            Board Member
Robert Kern                            Board Member
Eric Walter Falkeis                    Chief Financial Officer, Board Member

(c) Not applicable.

Item 28. Location of Accounts and Records

Gintel Asset Management, Inc., 6 Greenwich Office Park, Greenwich, CT 06831, maintains physical possession of each account, book or other document of Registrant, except for those maintained by Registrant's Custodian, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 and Registrant's Sub-Administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202.

Item 29. Management Services-- None.

Item 30. Undertakings-- None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich in the State of Connecticut on the 30th day of April, 2003.

                                   GINTEL FUND

                     By: /s/ Stephen G. Stavrides
                         Stephen G. Stavrides, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of April, 2003.

/s/ Stephen G. Stavrides                   Trustee, President and Treasurer
------------------------
Stephen G. Stavrides

/s/ Thomas H. Lenagh                       Trustee
--------------------
Thomas H. Lenagh

/s/ Francis J. Palamara                    Trustee
-----------------------
Francis J. Palamara

/s/ Russel R. Taylor                       Trustee
--------------------
Russel R. Taylor



                                   GINTEL FUND

                                INDEX TO EXHIBITS

Item 23.

Exhibit Number         Exhibits:


EX-99.d Form of  Investment  Advisory  Agreement  with Gintel Asset  Management,
     Inc., dated April 11, 2003.

EX-99.e Form of  Distribution  Agreement  with  Quasar  Distributors,  LLC dated
     February 1, 2003.

EX-99.g(1) Custody  Agreement with Firstar Bank, N.A.  (currently  known as U.S.
     Bank, N.A.), dated March 1, 2000.

EX-99.g(2) Amendment to Custody Agreement dated January 1, 2002.

EX-99.h(1) Transfer  Agency  Agreement  with Firstar  Mutual Fund Services,  LLC
     (currently known as U.S. Bancorp Fund Services, LLC) dated March 1, 2000.

EX-99.h(2)  Amendments to Transfer Agency Agreement dated January 1, 2002, April
     17, 2002; July 24, 2002; and August 13, 2002.

EX-99.h(3) Fund  Accounting  Agreement with Firstar  Mutual Fund  Services,  LLC
     (currently known as U.S. Bancorp Fund Services, LLC) dated March 1, 2000.

EX-99.h(4) Amendment to Fund Accounting Agreement dated January 1, 2002.

EX-99.h(5)  Sub-Administration  Servicing  Agreement  with  Firstar  Mutual Fund
     Services, LLC (currently known as U.S. Bancorp Fund Services, LLC) dated February 6, 2001.

EX-99.h(6) Amendment to Sub-Administration  Servicing Agreement dated January 1,
     2002.

EX-99.h(7)  Fulfillment  Servicing  Agreement with Firstar Mutual Fund Services,
     LLC (currently known as U.S. Bancorp Fund Services, LLC) dated April 17, 2000.

EX-99.h(8) Amendment to Fulfillment Servicing Agreement dated April 17, 2002.

EX-99.h(9)  Administrative  Services  Agreement  with  Gintel & Co.,  LLC  dated
     September 1, 1992.

EX-99.i Consent of Kramer Levin Naftalis & Frankel LLP.

EX-99.j Consent of Eisner LLP.